Retirement benefits	12 Months Ended
Dec. 31, 2011
Retirement benefits

16 Retirement benefits

As stipulated by the relevant regulations in the PRC, the PRC subsidiaries of the Group are required to make contributions to a central retirement fund organized by the PRC government at a rate of 20% of the base salaries of their employees. Employees of the Group in Hong Kong have joined the Mandatory Provident Fund (“MPF”) Scheme which is also a defined contribution plan operated by the Hong Kong government. The monthly contribution to the MPF Scheme is calculated based on the rules set out in the MPF Ordinance in Hong Kong, which is 5% of the relevant income of the employee with a specific ceiling. Contributions made in connection with the mandatory fund and retirement fund, which had been expensed as incurred, were Rmb212, Rmb285 and Rmb784 for the years 2009, 2010 and 2011, respectively. The PRC and HK subsidiaries have no further obligation for the payment of additional pension benefits beyond the annual contributions as described above.